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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number: _____
   This Amendment (Check only one): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Canvas Capital Management, L.P.
Address:   101 California Street, Suite 4225
           San Francisco, CA 94111

Form 13F File Number: 28-11739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Nussbaum
Title:   Authorized Person
Phone:   203-890-2094

Signature, Place, and Date of Signing:


/s/ Peter Nussbaum                 Stamford, Connecticut      November 14, 2007
------------------------------   -------------------------   -------------------
[Signature]                            [City, State]                [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                2
Form 13F Information Table Entry Total:          45*
Form 13F Information Table Value Total:    $226,917
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-5608                S.A.C. Capital Management, LLC
2     28-4043                S.A.C. Capital Advisors, LLC

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

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
                                                             SHARES OR
                                TITLE                VALUE   PRINCIPLE  SHRS  PUT/    INVESTMENT     OTHER   VOTING AUTHORITY -
NAME OF ISSUER                OF CLASS    CUSIP    (X$1000)    AMOUNT   /PRN  CALL    DISCRETION    MANAGER        SHARED
--------------                --------  ---------  --------  ---------  ----  ----  --------------  -------  ------------------
ADOBE SYS INC                 Common    00724F101    1,310      30,000  SHRS        Shared-Defined    1,2            30,000
ADVENT SOFTWARE INC           Common    007974108    2,583      55,000  SHRS        Shared-Defined    1,2            55,000
ALLIANCE IMAGING INC          Common    018606202      906     100,000  SHRS        Shared-Defined    1,2           100,000
ALTRA HOLDINGS INC            Common    02208R106    2,733     163,971  SHRS        Shared-Defined    1,2           163,971
APPLERA CORP                  Common    038020103    6,242     180,200  SHRS        Shared-Defined    1,2           180,200
APPLIED MICRO CIRCUITS CORP   Common    03822W109    3,002     950,000  SHRS        Shared-Defined    1,2           950,000
ARCH CHEMICALS INC            Common    03937R102    6,263     133,600  SHRS        Shared-Defined    1,2           133,600
ARUBA NETWORKS INC            Common    043176106    1,400      70,000  SHRS        Shared-Defined    1,2            70,000
AVANEX CORP                   Common    05348W109    1,970   1,201,200  SHRS        Shared-Defined    1,2         1,201,200
BUSINESS OBJECTS S A          Option    12328X957    5,609     125,000        PUT   Shared-Defined    1,2           125,000
CELANESE CORP DEL             Common    150870103    1,482      38,008  SHRS        Shared-Defined    1,2            38,008
CHECK POINT SOFTWARE TECH LT  Common    M22465104    3,273     130,000  SHRS        Shared-Defined    1,2           130,000
CITRIX SYS INC                Common    177376100    6,048     150,000  SHRS        Shared-Defined    1,2           150,000
COLLECTIVE BRANDS INC         Common    19421W100    5,330     241,630  SHRS        Shared-Defined    1,2           241,630
COMPLETE PRODUCTION SERVICES  Common    20453E109    7,680     375,000  SHRS        Shared-Defined    1,2           375,000
CRA INTL INC                  Common    12618T105    6,488     134,624  SHRS        Shared-Defined    1,2           134,624
DOMTAR CORP                   Common    257559104    4,760     580,500  SHRS        Shared-Defined    1,2           580,500
EAGLE TEST SYS INC            Common    270006109    2,885     225,000  SHRS        Shared-Defined    1,2           225,000
EZCORP INC                    Common    302301106    5,613     417,298  SHRS        Shared-Defined    1,2           417,298
FACTSET RESH SYS INC          Common    303075105    1,714      25,000  SHRS        Shared-Defined    1,2            25,000
FINISAR                       Common    31787A101    1,680     600,000  SHRS        Shared-Defined    1,2           600,000
FIRST CASH FINL SVCS INC      Common    31942D107    3,255     139,000  SHRS        Shared-Defined    1,2           139,000
GARMIN LTD                    Common    G37260109   11,821      99,000  SHRS        Shared-Defined    1,2            99,000
GIGAMEDIA LTD                 Common    Y2711Y104    4,848     300,000  SHRS        Shared-Defined    1,2           300,000
GLOBALSANTAFE CORP            Common    G3930E101    5,702      75,000  SHRS        Shared-Defined    1,2            75,000
HERBALIFE LTD                 Common    G4412G101    4,273      94,000  SHRS        Shared-Defined    1,2            94,000
HESS CORP                     Common    42809H107    9,647     145,000  SHRS        Shared-Defined    1,2           145,000
HORIZON LINES INC             Common    44044K101    8,366     274,020  SHRS        Shared-Defined    1,2           274,020
ISHARES TR                    Option    464287955    3,802      47,500        PUT   Shared-Defined    1,2            47,500
JDS UNIPHASE CORP             Common    46612J507    9,275     620,000  SHRS        Shared-Defined    1,2           620,000
LATTICE SEMICONDUCTOR CORP    Common    518415104    9,429   2,100,000  SHRS        Shared-Defined    1,2         2,100,000
MARATHON OIL CORP             Common    565849106    5,132      90,000  SHRS        Shared-Defined    1,2            90,000
MARVELL TECHNOLOGY GROUP LTD  Common    G5876H105    5,975     365,000  SHRS        Shared-Defined    1,2           365,000
NAVTEQ CORP                   Common    63936L100    5,458      70,000  SHRS        Shared-Defined    1,2            70,000
PERFECT WORLD CO LTD          Common    71372U104    5,416     200,000  SHRS        Shared-Defined    1,2           200,000
POWERWAVE TECHNOLOGIES INC    Common    739363109    6,776   1,100,000  SHRS        Shared-Defined    1,2         1,100,000
QLOGIC CORP                   Common    747277101    6,120     455,000  SHRS        Shared-Defined    1,2           455,000
QUEST SOFTWARE INC            Common    74834T103      858      50,000  SHRS        Shared-Defined    1,2            50,000
SCHLUMBERGER LTD              Common    806857108   11,550     110,000  SHRS        Shared-Defined    1,2           110,000
SILICON LABORATORIES INC      Common    826919102   11,275     270,000  SHRS        Shared-Defined    1,2           270,000
SIRF TECHNOLOGY HLDGS INC     Common    82967H101      427      20,000  SHRS        Shared-Defined    1,2            20,000
SPDR TR                       Option    78462F953    6,866      45,000        PUT   Shared-Defined    1,2            45,000
TRANSOCEAN INC                Common    G90078109    8,479      75,000  SHRS        Shared-Defined    1,2            75,000
VERIFONE HLDGS INC            Common    92342Y109    1,352      30,500  SHRS        Shared-Defined    1,2            30,500
W-H ENERGY SVCS INC           Common    92925E108    1,844      25,000  SHRS        Shared-Defined    1,2            25,000